 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 28, 1997.

                                       1933 ACT REGISTRATION NO. 333-21187

                                        1940 ACT REGISTRATION NO. 811-8047
-------------------------------------------------------------------------------
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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE
        SECURITIES ACT OF 1933           [_]
      Pre-Effective Amendment No. 1      [X]
      Post-Effective Amendment No.       [_]

                                    and/or

      REGISTRATION STATEMENT UNDER THE
       INVESTMENT COMPANY ACT OF 1940    [_]
      Amendment No. 1                    [X]

                       (Check appropriate box or boxes)

                               ----------------

                          ZURICH YIELDWISE MONEY FUND
              (Exact name of Registrant as Specified in Charter)

  222 South Riverside Plaza, Chicago,                   60606
               Illinois
    (Address of Principal Executive                  (Zip Code)
                Office)

      Registrant's Telephone Number, including Area Code: (312) 537-7000

      Philip J. Collora, Secretary                  With a copy to:
       Zurich YieldWise Money Fund                  Cathy G. O'Kelly
        222 South Riverside Plaza                   David A. Sturms
      Chicago, Illinois 60606-5808         Vedder, Price, Kaufman & Kammholz
 (Name and Address of Agent for Service)        222 North LaSalle Street
                                                Chicago, Illinois 60601

  APPROXIMATE DATE OF PROPOSED OFFERING: As soon as practicable after the effective date of this Registration Statement.

  Pursuant to Reg. (S) 270.24f-2 under the Investment Company Act of 1940, Registrant hereby declares that an indefinite number or amount of shares are being registered under the Securities Act of 1933.

  THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(A), MAY DETERMINE.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                          ZURICH YIELDWISE MONEY FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

ITEM NUMBER OF FORM N-1A                       LOCATION IN PROSPECTUS
------------------------                       ----------------------
1.Cover Page.................................  Cover Page
2.Synopsis...................................  Overview; Summary of Expenses
3.Condensed Financial Information............  Inapplicable
4.General Description of Registrant..........  Overview; Capital Structure; How the Fund
                                               Works; Investment Objective, Policies and
                                               Risk Factors
5.Management of the Fund.....................  Overview; Investment Manager; How to Make a
                                               Purchase
5A.Management's Discussion of Fund Perfor-
 mance.......................................  Inapplicable
6.Capital Stock and Other Securities.........  Overview; Capital Structure; Dividends and
                                               Taxes;
                                               How to Make a Purchase; Investment
                                               Objective, Policies and Risk Factors
7.Purchase of Securities Being Offered.......  Overview; How to Make a Purchase;
                                               Determining Share Price; Investment
                                               Manager; Special Features; Account Services
                                               Directory
8.Redemption or Repurchase...................  Overview; How to Make a Redemption; Special
                                               Features; Account Services Directory
9.Pending Legal Proceedings..................  Inapplicable

                          ZURICH YIELDWISE MONEY FUND
                                  PROSPECTUS

                              APRIL 14, 1997
ZURICH YIELDWISE MONEY FUND
222 SOUTH RIVERSIDE PLAZA,
CHICAGO, ILLINOIS 60606-5808,
1-800-537-6001.

The Fund seeks maximum current income to the extent consistent with stability of principal. The Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower expenses. The Fund invests exclusively in high quality money market instruments.

This prospectus contains information about the Fund that a prospective in-vestor should know before investing and should be retained for future refer-ence. A Statement of Additional Information dated April 14, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request without charge from the Fund at the address above or by calling 1-800-537-6001.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
                               TABLE OF CONTENTS

Overview....................................................................   2
Summary of Expenses.........................................................   3
How the Fund Works..........................................................   3
Investment Objective, Policies and Risk
 Factors....................................................................   4
Determining Share Price.....................................................   6
How To Make a Purchase......................................................   7
How To Make a Redemption....................................................   9
Moving to Another Fund......................................................  12
Special Features............................................................  12
Dividends and Taxes.........................................................  13
Investment Manager..........................................................  14
Performance.................................................................  15
Capital Structure...........................................................  16
Account Services Directory..................................................  17

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

OVERVIEW

INVESTMENT OBJECTIVE
  Zurich YieldWise Money Fund (the "Fund") is an open-end, diversified, management investment company designed to provide you with professional management of your short-term investment dollars; the dollars that you want to know are in high quality investments.

  The Fund seeks maximum current income to the extent consistent with stability of principal by investing in high-quality short-term money market instruments. The Fund is designed for investors who are willing to make high minimum investments and to pay for certain individual transactions in order to pursue higher yields through lower costs. See "Summary of Expenses" and "How to Make a Redemption" for a description of the individual account maintenance and transaction fees.

  The Fund may use a variety of investment techniques in seeking its objective including the purchase of repurchase agreements and variable rate securities. The Fund seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that the Fund's objective will be achieved or that the Fund will be able to maintain a net asset value of $1.00 per share. See "How the Fund Works" and "Investment Objective, Policies and Risk Factors."

INVESTMENT MANAGER
  Zurich Kemper Investments, Inc. ("ZKI") is the investment manager for the Fund and provides the Fund with continuous professional investment supervision. ZKI is paid an annual investment management fee, payable monthly, on a graduated basis ranging from .50% of the first $215 million of average daily net assets of the Fund to .25% of average daily net assets of the Fund over $800 million. See "Investment Manager."

BUYING AND SELLING SHARES
  You may buy and sell shares of the Fund at net asset value with no sales charge. The minimum initial investment is $25,000 and the minimum subsequent investment is $1,000 (or $500 by Automatic Purchase Plan). Accounts may be opened using the account application available from the Fund. Shares may be purchased by mailing a check, by wire transfer or in person in downtown Chi-cago and Kansas City. Please see "How To Make a Purchase" for more information on how easy it is to invest. You may sell or redeem your shares by written re-quest or by using one of the Fund's expedited redemption procedures. See "How To Make a Redemption" for specific details.

DIVIDENDS
  Dividends are declared daily and paid monthly. Dividends are automatically reinvested in additional shares of the Fund, unless you elect to be paid by check. See "Dividends and Taxes."

SPECIAL FEATURES
  A number of features are available to you, including Electronic Funds Trans-fer Programs. See "Special Features" and "Account Services Directory" for a description of these and other features.

SUMMARY OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*

Sales Load on Purchases............................................... None
Sales Load on Reinvested Dividends.................................... None
Deferred Sales Load................................................... None
Electronic Funds Transfer Fee on
 Redemption........................................................... $2 each
Exchange Fee and Transaction Fee on Redemption by Mail or by Tele-
 phone................................................................ $5 each
Wire Transaction Fee on Redemption.................................... $10 each
Checkwriting Fee on Redemption........................................ $2 each
Account Closeout Fee.................................................. $5**

  The fees listed above (other than the account closeout fee) are waived if your account balance is $100,000 or more at the time of the transaction.

  The individual transaction fees paid by shareholders will accrue to the Fund. The fees will be used to offset transfer agency and out-of-pocket ex-penses of the Fund, which should benefit all Fund shareholders by helping to reduce the Fund's expenses.
-------
*Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their mate-rials for details. The table does not include the $1.00 monthly small account fee. See "How to Make a Redemption."

**There is a $10 fee for closing an account within one year of opening the ac-count. For individual retirement accounts, there is a $5 fee for closing an account within one year of opening the account, but there is no closeout fee for accounts closed one year or more after opening the account.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets after management fee and expense reduction)
Management Fees......................................................... 0.00%
                                                                         -----
12b-1 Fees.............................................................. None
Other Expenses.......................................................... 0.00%
                                                                         -----
Total Operating Expenses................................................ 0.00%
                                                                         -----

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption by mail at the end of each time period:

After 1 year   $ 7
After 3 years  $20

  The purpose of the preceding table is to assist you in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. As discussed more fully under "Investment Manager," the Fund's in-vestment manager has agreed to temporarily reduce its management fee to 0% and temporarily reimburse or pay 100% of the Fund's other operating expenses for a period of at least six months from the date the Fund commences operations. It is anticipated that the Fund will commence operations on or about April 14, 1997. In addition, the Fund's investment manager has agreed to waive its man-agement fee and absorb operating expenses to the extent necessary to maintain the Fund's total operating expenses at no more than .45% until January 1, 1999. Without such fee reduction and expense reimbursement, "Management Fees" would be .50%, "Other Expenses" would be .13%, and "Total Operating Expenses" would be .63%. "Other Expenses" (without the effects of the reimbursement) is an estimate for the current fiscal year. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. The Example should not be considered to be a representation of past or future expenses. Actual expenses may be greater or less than those shown.

HOW THE FUND WORKS

  Zurich YieldWise Money Fund is designed to provide you with professional management of short-term investment dollars. The Fund seeks maximum current income consistent with stability of principal. It is designed for investors who are willing to make high minimum investments and to pay for certain indi-vidual transactions in order to pursue higher yields through lower expenses. With all other things being equal, the lower a fund's expenses, the higher the return. Because the Fund combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. The Fund is managed by investment professionals who analyze market trends to take advan-tage of changing conditions and who seek to minimize risk by diversifying the Fund's investments.

  The Fund seeks to maintain a net asset value of $1.00 per share. Thus, the Fund is designed for investors who want to avoid the fluctuations of principal commonly associated with equity and long-term bond investments. The fluctua-tions of these other types of investments are often represented by the movement of various unmanaged market indexes, such as the Dow Jones Industrial Average. In addition, there can be no guarantee that the Fund will achieve its objective or that it will maintain a net asset value of $1.00 per share.

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

  THE FUND SEEKS MAXIMUM CURRENT INCOME TO THE EXTENT CONSISTENT WITH STABILITY OF PRINCIPAL. The Fund pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 397 days or less:

  1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

  2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks hav-ing total assets in excess of $1 billion.

  3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

  4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) have received a high-quality short-term rating by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Services, Inc. ("Fitch"), or any other nationally recognized statistical rating organization as determined by the Securities and Exchange Commission; or (ii) if unrated, are determined to be at least equal in quality to one or more of the above rat-ings in the discretion of the Fund's investment manager. Currently, only obli-gations in the top two short-term rating categories are considered to be rated high quality. The two highest short-term rating categories of Moody's, S&P, Duff and Fitch for commercial paper are Prime-1 and Prime-2; A-1 and A-2; Duff-1 and Duff-2; and F-1 and F-2, respectively. For a description of these rat-ings, see "Appendix--Ratings of Investments" in the Statement of Additional In-formation.

  5. Repurchase agreements of obligations that are suitable for investment un-der the categories set forth above. Repurchase agreements are discussed below.

  Investments by the Fund in Eurodollar certificates of deposit issued by Lon-don branches of U.S. banks, or obligations issued by foreign entities, includ-ing foreign banks, involve risks that are different from investments in securi-ties of domestic branches of U.S. banks. These risks may include future unfa-vorable political and economic developments, possible withholding taxes on in-terest payments, seizure of foreign deposits, currency controls, interest limi-tations or other governmental restrictions that might affect payment of princi-pal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is depen-dent largely upon the availability and cost of funds for the purpose of financ-ing lending operations under prevailing money market conditions. General eco-nomic conditions as well as exposure to credit losses arising from possible fi-nancial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regula-tions designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards compa-rable to U.S. banks. Bank obligations held by the Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

  The Fund may invest in commercial paper which is issued by major corporations without registration under the Securities Act of 1933 in reliance upon the ex-emption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

  The Fund may also invest in commercial paper issued in reliance upon the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is re-stricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) pa-per normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Fund's investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiq-uid securities discussed under "The Fund" below. The Fund's investment manager monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuous basis.

  The Fund may invest in high quality participation certificates ("certifi-cates") representing undivided interests in trusts that hold a portfolio of re-ceivables from consumer and commercial credit transactions, such as transac-tions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodi-cally or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. See "Additional Investment Information" below for a discussion of "Variable Rate Securities." A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Fund's investment manager considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appro-priate for investment by the Fund. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is an-ticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its certificates prior to maturity to the issuer or a third party. While the Fund may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Fund's assets.

  The Fund may concentrate 25% or more of its assets in bank certificates of deposit, time deposits or banker's acceptances of United States banks and their domestic branches in accordance with its investment objective and policies. Ac-cordingly, the Fund may be more adversely affected by changes in market or eco-nomic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

ADDITIONAL INVESTMENT INFORMATION
  In addition to the specific investment objective and policies listed above, the Fund limits its investments to securities that meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "De-termining Share Price."

  The Fund may invest in instruments that have interest rates that adjust peri-odically or that "float" continuously according to formulae intended to mini-mize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such se-curities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obliga-tions. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus ac-crued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. The Fund determines the maturity of Variable Rate Securities in accordance with Se-curities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

  The Fund may invest in repurchase agreements, which are instruments under which the Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repur-chase may exceed 397 days. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

  The Fund will not purchase illiquid securities if, as a result thereof, more than 10% of the Fund's net assets valued at the time of the transaction would be invested in such securities. If the Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of the Fund to make payment within seven days of the date its shares are ten-dered for redemption. Securities and Exchange Commission guidelines provide that the usual limit on aggregate holdings by a money market fund of illiquid assets is 10% of its net assets.

  The Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. If for any reason the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebted-ness from money borrowed, the Fund will, within three days (not including Sun-days and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes.

  The Fund has adopted certain investment restrictions that are presented in the Statement of Additional Information and that, together with the investment objective of the Fund, cannot be changed without approval by holders of a ma-jority of its outstanding voting shares. As defined in the 1940 Act, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meet-ing where more than 50% of the outstanding shares are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund. Policies of the Fund that are not incorporated into any of the fundamental investment re-strictions referred to above may be changed by the Board of Trustees of the Fund without shareholder approval.

HOW TO MAKE A PURCHASE

  Whether you're opening an account or adding to it, we hope that you'll find that we've made your shareholder transactions easy. Shares of the Fund are sold at their net asset value with no sales charge. To open an account you should use the account application available from the Fund and choose one of the meth-ods outlined in the table on the following page. Call 1-800-537-6001 if you have questions or need assistance.

Minimum Investment Amounts
-------------------------------------------
INITIAL INVESTMENT                  $25,000
 For Individual Retirement Accounts $10,000
SUBSEQUENT PURCHASE                 $ 1,000
 For Individual Retirement Accounts $ 1,000
 Automatic Purchase Plan*           $   500
MINIMUM BALANCE REQUIREMENT**       $10,000

--------
*See "Special Features" for more information regarding Automatic Purchase Plan. **There is a $1 per month small account fee for account balances under $10,000.

DETERMINING SHARE PRICE

  The price you pay when you buy shares in the Fund and the price you receive if you redeem is the net asset value computed after we receive your order to buy or redeem in proper form (as described under "How To Make a Purchase"). The net asset value per share of the Fund is calculated by dividing the total value of the assets of the Fund, minus its liabilities, by the total number of its shares outstanding. The Fund seeks to maintain a net asset value of $1.00 per share, although there can be no assurance that it will be able to do so.

  The net asset value per share of the Fund is determined on each day the New York Stock Exchange is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time.

  The Fund values its portfolio instruments at amortized cost in accordance with Rule 2a-7 under the 1940 Act, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market-based value. Market-based valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2of 1% or more were to occur between the Fund's net asset value per share calculated by reference to market-based values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trust-ees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. In order to value its investments at amortized cost, the Fund pur-chases only securities with a maturity of 397 days or less and maintains a dol-lar-weighted average portfolio maturity of 90 days or less. In addition, the Fund limits its portfolio investments to securities that meet the quality and diversification requirements of Rule 2a-7.

                             HOW TO MAKE A PURCHASE

                                      INITIAL INVESTMENT ($25,000 OR MORE)       SUBSEQUENT INVESTMENT ($1,000 OR
                                                                                              MORE)
-----------------------------------------------------------------------------------------------------------------
 BY MAIL                          . Complete the Account Application and mail   . Make your check payable to ZYMF
                                   it with your check (payable to ZYMF) to:      and mail it to:
                                    Zurich Kemper Service Company                 Zurich Kemper Service Company
                                    Transfer Agency Division                      Transfer Agency Division
                                    P.O. Box 419356                               P.O. Box 419154
                                    Kansas City, Missouri 64141-6356              Kansas City, Missouri 64141-
                                                                                 6154
                                                                                . To exchange by mail, send your
                                                                                 request to:
                                                                                  Zurich YieldWise Money Fund
                                                                                  P.O. Box 419557
                                                                                  Attention: Exchange Department
                                                                                  Kansas City, Missouri 64141-
                                                                                 6557
-----------------------------------------------------------------------------------------------------------------

 BY PHONE                         . Call 1-888-ZURICH-1 (987-4241) to           . Call 1-888-ZURICH-1 (987-4241)
                                   exchange from a Zurich Money Funds            to exchange from a Zurich Money
                                   account.                                      Funds account.
-----------------------------------------------------------------------------------------------------------------
 IN PERSON                        . In downtown Chicago, you can make a         . In downtown Chicago, you can
                                   direct investment at our Service Center at    make a direct investment at our
                                   222 South Riverside Plaza. In Kansas City,    Service Center at 222 South
                                   you can make a direct investment at 811       Riverside Plaza. In Kansas City,
                                   Main Street, 7th Floor.                       you can make a direct investment
                                                                                 at 811 Main Street, 7th Floor.
-----------------------------------------------------------------------------------------------------------------
 BY WIRE TRANSFER                 . To open an account through wire transfer    . Instruct your bank to wire your
 (Federal Funds)                   of Federal Funds, call 1-800-537-6001.        investment, together with your
                                                                                 name and account number, to:
                                  . Provide your account registration             Zurich YieldWise Money Fund,
                                   instruction to the service representative.     United Missouri Bank
                                   You will be provided with your new account     of Kansas City, N.A.
                                   number over the phone.                         ABA #1010-0069-5
                                                                                  Fund Account #9870838818
                                  . The Fund accepts wires at no charge,        . The Fund accepts wires at no
                                   although your bank may charge you for this    charge, although your bank may
                                   service.                                      charge you for this service.
                                  . Instruct your bank to wire your
                                   investment, together with your name and
                                   new account number, to:
                                    Zurich YieldWise Money Fund:
                                    United Missouri Bank of Kansas City, N.A.
                                    ABA # 1010-0069-5
                                    Fund Account #9870838818
-----------------------------------------------------------------------------------------------------------------

 BY ELECTRONIC FUNDS TRANSFER     . Unavailable for opening an account.         Please see "Special Features" for
 (Automated Clearing House funds)                                               more information on these
                                                                                services.
                                                                                . EZ-Transfer
                                                                                .  Automatic Purchase Plan ($500
                                                                                 minimum)
                                                                                All transactions are via the
                                                                                Automated
                                                                                Clearing House ("ACH") System.

OTHER INFORMATION

  Purchases by check or other negotiable bank draft will be invested as of 3:00 p.m. Central time on the next business day after receipt and such shares will begin earning dividends the following calendar day. Purchases by check drawn on a foreign bank will normally be effective after the check clears. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

  Purchases by wire of Federal Funds (i.e. monies credited to a bank's account with its regional Federal Reserve Bank) will be effected at the next determined net asset value. Purchases will receive that day's dividend if effected at or prior to 1:00 p.m. Central time and will receive the dividend for the next cal-endar day if effected at 3:00 p.m. Central time.

  The Fund reserves the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders. The Fund also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the Fund. Share certificates are issued only on request to the Fund and may not be available for certain types of account reg-istrations. Investments may also be made in the Fund through broker-dealers and others, who may charge a commission or other fee for their services. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.

  If you elect to redeem Fund shares purchased by check or through EZ-Transfer or Automatic Purchase Plan, the Fund may delay transmittal of redemption pro-ceeds until it has determined that collected funds have been received for the purchase of such shares, which could be up to 10 calendar days from receipt by the Fund of the purchase amount. See also "How to Make a Redemption."

HOW TO MAKE A REDEMPTION

  You can access all or part of your account by selling your shares. Your shares will be redeemed at the next determined net asset value after your re-quest has been received in proper form. If processed at 3:00 p.m. Central time, you will receive that day's dividend on the shares you sold. If you redeem all your shares, you will receive the net asset value of such shares and all de-clared but unpaid dividends on such shares. You may use any of the methods de-scribed in the following chart to sell your shares.

  If your account balance is less than $100,000, the following fees apply to individual redemption transactions: $2 for each check you write for $1,000 or more and $12 for each such check under $1,000, $2 for each electronic funds transfer, $5 for each exchange, $5 for each telephone redemption and each re-demption by mail, and $10 for each bank wire. There is a $5 fee for closing an account; however, there is a $10 fee for closing an account within one year of opening the account. For individual retirement accounts, there is no fee for closing an account, but there is a $5 fee for closing an account within one year of opening the account.

  The individual transaction fees paid by shareholders will accrue to the Fund. The fees will be used to offset transfer agency and out-of-pocket expenses of the Fund, which should benefit all Fund shareholders by helping to reduce the Fund's expenses.

                            HOW TO MAKE A REDEMPTION

 BY REDEMPTION CHECK                 . All Redemption Checks should be for a
 ($2 fee per check)                    minimum of $1,000. Redemption Checks
                                       written in an amount less than $1,000
                                       will also be charged a $10 service fee.
                                     . Redemption Checks should not be used to
                                       close your account since the account
                                       normally includes accrued but unpaid
                                       dividends and the account closeout fee
                                       must be deducted from your balance.
-------------------------------------------------------------------------------
 BY PHONE                            . Telephone requests may be made by
 ($5 fee--check by mail)               calling 1-888-ZURICH-1 (987-4241)
 ($2 fee--electronic funds transfer)   Monday-Friday, 7 a.m. to 6 p.m. CST and
                                       Saturday, 8 a.m. to 3 p.m. CST or use
                                       24-hour Zurich InfoLine (888) 987-8678.
                                       You may receive the proceeds via:
                                       .check by mail to the address to which
                                      your account is registered, or
                                       .electronic funds transfer (minimum
                                      $1,000 and maximum $50,000) to a pre-
                                      authorized bank account.
                                     See "Special Features--EZ-Transfer."
                                     . You may exchange to Zurich Money Funds.
                                       See "Moving to Another Fund".
-------------------------------------------------------------------------------
 BY WIRE                             . You need to have signed up for the wire
 ($10 fee)                             transfer privilege and have the forms on
                                       file with the Shareholder Service Agent
                                       before using it. Minimum wire: $1,000
                                     . Telephone requests may be made by
                                       calling 1-888-ZURICH-1 (987-4241).
                                     . Proceeds will be sent only to the bank
                                       or trust company you have designated on
                                       the Account Application.
-------------------------------------------------------------------------------
 BY MAIL                             . Complete a written request that includes
 ($5 fee)                              the following information: each account
                                       owner's name, your account number, the
                                       amount to be redeemed, and the signature
                                       of each owner exactly as it appears on
                                       the account, including any special
                                       capacity of the registered owner. See
                                       "Signature Guarantee may be Required"
                                       below.
                                     . Mail the written request to Zurich
                                       Kemper Service Company, Transfer Agency
                                       Division, P.O. Box 419557, Kansas City,
                                       Missouri 64141-6557.

SIGNATURE GUARANTEE REQUIREMENTS
  If the proceeds of a redemption are $50,000 or less and the proceeds are pay-able to the shareholder of record at the address of record, normally a tele-phone request or a written request by any one account holder without a signa-ture guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and trans-fers to minors may exercise the special privilege of redeeming shares by tele-phone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" below, provided that the privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to Zurich Kemper Service Company (the "Shareholder Serv-ice Agent") with signatures guaranteed. All other redemption requests must in-clude a signature guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request.

ADDITIONAL INFORMATION
 . REDEMPTION BY WIRE. Requests for wire transfer redemptions received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally a wire transfer will be sent to the designated account that day. Dividends for that day will not be earned. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. You are responsible for any charges your firm or bank makes for sending or receiving wire transfers. To change the designated account to receive wire redemption proceeds, send a writ-ten request to the Shareholder Service Agent with signatures guaranteed as de-scribed above.

 . REDEMPTION BY REDEMPTION CHECK. If you select the checkwriting method of re-demption on your account application, you will normally receive drafts ("Re-demption Checks") within 2 weeks of opening your account which you may use to draw on your Fund account, but not to close it. When a Redemption Check is pre-sented for payment, a sufficient number of full and fractional shares in your account will be redeemed at the next determined net asset value to cover the amount of the Redemption Check. This will enable you to continue earning daily dividends until the Fund receives the Redemption Check.

  You may write Redemption Checks payable to the order of any person in any amount not less than $1,000 but not more than $5 million. Unless one signer is authorized on the account application, Redemption Checks must be signed by all account holders. If the Shareholder Service Agent receives written notice by any owner revoking the authorization to sign individually, all account owners will be required to sign. Redemption Checks must be signed exactly as the ac-count is registered. The Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the ac-count is otherwise impaired. A $10 service fee will be charged when a Redemp-tion Check is presented to redeem Fund shares in excess of the value of your Fund account or in an amount less than $1,000; when a Redemption Check is pre-sented that would require redemption within 10 days of shares that were pur-chased by check or through EZ-Transfer or Automatic Purchase Plan; or when you request "stop payment" of a Redemption Check by telephone or in writing. A "stop payment" request may be made by calling 1-888 ZURICH-1 (987-4241).

GENERAL

  If shares of the Fund to be redeemed were purchased by check or through EZ-Transfer or Automatic Purchase Plan (see "Special Features--Electronic Funds Transfer Programs") the Fund may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which could be up to 10 days from receipt by the Fund of the pur-chase amount. Shareholders may not use wire transfer or Redemption Check fea-tures until the shares being redeemed have been owned for at least 10 days. There is no such delay when the shares being redeemed were originally purchased by wiring Federal Funds. The Fund reserves the right to terminate or modify the telephone, wire transfer or check redemption privileges at any time.

  If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as de-scribed in the prospectus for that other fund, the redemption of such shares may be subject to a contingent deferred sales charge as explained in such pro-spectus.

  Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for ap-propriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, un-less the Fund or its agent reasonably believes, based upon reasonable verifica-tion procedures, that the telephonic instructions are genuine. The SHAREHOLDER WILL BEAR THE RISK OF LOSS, including loss resulting from fraudulent or unau-thorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

THE FUND MAY ASSESS A MONTHLY FEE OF $1 ON ANY ACCOUNT WITH A BALANCE BELOW $10,000 FOR 30 CONSECUTIVE DAYS.

MOVING TO ANOTHER FUND

  You may exchange your shares of the Fund for shares of Zurich Money Funds.

  Exchanges are made based on relative dollar values of the shares involved in the exchange. If your account balance is less than $100,000, there will be a $5.00 fee for each exchange out of the Fund. In addition, dealers or other firms may charge for their services. The exchange minimum is $1,000. To ex-change shares, call us or contact your financial adviser to obtain a prospec-tus for Zurich Money Funds. You may make an exchange by mail or by telephone:

BY TELEPHONE

  Once you've completed the authorization section on the account application and we have it on file, the Shareholder Service Agent will honor requests by telephone at 1-888-ZURICH-1 (987-4241), subject to the limitations on liabil-ity described under "How To Make a Redemption--General." During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege.

BY MAIL
  Send your request to:
  Zurich YieldWise Money Fund
  P.O. Box 419557
  Attention: Exchange Department
  Kansas City, Missouri 64141-6557

  Exchanges will be effected by redemption of shares of the fund held and pur-chase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depend-ing upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days prior written notice of any termi-nation or material change will be provided.

AUTOMATIC EXCHANGE PLAN
  With an account balance of $10,000 or more, shareholders may authorize the automatic exchange of a specified amount ($1,000 minimum) of shares of the Fund for shares of Zurich Money Funds. If selected, exchanges will be made au-tomatically until the privilege is terminated by the shareholder or the Fund. Exchanges are subject to the terms and conditions described above except that there is no minimum investment requirement for the Zurich Money Funds acquired on exchange. Each automatic exchange out of the Fund is subject to the $5.00 exchange fee.

SPECIAL FEATURES

ELECTRONIC FUNDS TRANSFER PROGRAMS

  For your convenience, the Fund has established several investment and re-demption programs using electronic funds transfer via the ACH System which are described below. There is currently a $2.00 fee for each redemption using electronic funds transfer. Shareholders should contact the Shareholder Service Agent at 1-888-ZURICH-1 (987-4241) for more information.

 . EZ-TRANSFER With just one easy phone call, EZ-Transfer allows you to quickly and conveniently transfer money (minimum $1,000 and maximum $50,000) from your bank, savings and loan or credit union account to purchase shares in the Fund. You can also redeem shares (minimum $1,000 and maximum $50,000) from your Fund account and transfer the proceeds to your bank, savings and loan or credit union checking account. When you choose to participate in the EZ-Transfer pro-gram, you designate the bank, savings and loan or credit union account which will be debited or credited under the program. After you have received a no-tice confirming that this service has been added to your Fund account, please allow a minimum of 20 days for bank notification and processing. By choosing to participate in this program, you authorize the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between your Fund account and your predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "How To Make a Redemption--General." The Shareholder Service Agent will then purchase or redeem sufficient full and fractional shares in your account to satisfy the request. Once you are enrolled in EZ-Transfer, you can initiate a transaction by simply calling Shareholder Services toll free at 1-888-ZURICH-1 (987-4241)

Monday through Friday, 8:00 a.m. to 3:00 p.m. Central time or by calling the Zurich InfoLine at 1-888 987-8678 24 hours a day. See "How To Make a Redemp-tion--General" for information on our 10 day hold policy. Any account holder may terminate this privilege by sending written notice to Zurich YieldWise Money Fund, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a rea-sonable time to act upon the request. EZ-Transfer cannot be used with passbook savings accounts. This program may not be used for tax-deferred plans such as Individual Retirement Accounts (IRAs).

 . AUTOMATIC PURCHASE PLAN You may establish an automatic investment program with your Fund account. With Automatic Purchase Plan, monthly investments (minimum $500 and maximum $50,000) are made automatically from your account at a bank, savings and loan, or credit union into your Fund account. By signing up for this privilege, you authorize the Fund and its agents to take money out of your predesignated bank, savings and loan or credit union account and in-vest that money in your Fund account. Any account owner may terminate this privilege simply by sending written notice to Zurich YieldWise Money Fund, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become ef-fective as soon as the Shareholder Service Agent has had a reasonable time to act upon the request. This privilege may not be used with passbook savings ac-counts.

 . DIRECT CHECK DEPOSIT SERVICE You may conveniently invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. You can arrange to have all or a portion of your net pay or government check ($500 minimum) automati-cally invested in your Fund account each payment period. You may terminate your participation in these programs by giving written notice to your employer or the government agency, as appropriate. (A reasonable time to act is re-quired.) The Fund is not responsible for the efficiency of your employer or the government agency making the payment or any financial institution trans-mitting payment.

  To use these features, the participating financial institution must be af-filiated with the ACH System. This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account or employer's payroll bank in the case of Payroll Direct Deposit or the U.S. Gov-ernment in the case of Government Direct Deposit, and your Fund account. Your financial institution's crediting policies for these transferred funds may vary. These features may be amended or terminated at any time by the Fund.

OTHER SPECIAL FEATURES

  Information about the following special features is contained in the State-ment of Additional Information. Additional information may also be obtained by contacting the Shareholder Service Agent at 1-888-ZURICH-1 (987-4241)
  --Automatic Withdrawal Plan
  --Tax Sheltered Retirement Programs

DIVIDENDS AND TAXES

DIVIDEND PAYMENT
  To help keep your account growing, dividends from the Fund are automatically reinvested in additional shares of the Fund, unless you request payment by check on your account application or make such a request later. Dividends are declared daily and paid monthly.

  Dividends are normally reinvested on the 25th of each month if a business day, otherwise on the prior business day. If you've chosen to receive divi-dends in cash, checks will be mailed monthly to you or any person you desig-nate. You may request this option by contacting the Shareholder Service Agent (see "How To Make a Purchase").

  The Fund will reinvest dividend checks (and future dividends) in shares of the Fund if checks are returned as undeliverable. Dividends and other distri-butions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless you request that such policy not be applied to your account.

THE FUND
  The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and if so qualified will not be subject to federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in addi-tional shares. Dividends from the Fund do not qualify for the dividends re-ceived deduction available to corporate shareholders.

  Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for fed-eral income tax purposes. The Fund may adjust its schedule for dividend rein-vestment for the month of December to assist it in complying with reporting and minimum distribution requirements contained in the Code.

  The Fund is required by law to withhold 31% of taxable dividends paid to cer-tain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is trans-ferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. You should consult your tax adviser regarding the 20% withholding require-ment.

  You will receive a monthly statement giving complete details of dividend re-investment and purchase and redemption transactions during the month. Tax in-formation will be provided annually. You should retain copies of your monthly account statements or year-end statement for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction in-formation at a reasonable fee.

  When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single state-ment. However, you may request that the foregoing policies not be applied to your account.

INVESTMENT MANAGER

  Zurich Kemper Investments, Inc. ("ZKI"), 222 South Riverside Plaza, Chicago, Illinois 60606-5808, is the investment manager of the Fund and provides the Fund with continuous professional investment supervision. ZKI has been engaged in the management of investment funds for more than forty-eight years and is one of the largest investment managers in the country. ZKI and its affiliates provide investment advice and manage investment portfolios for investment com-panies including Zurich Money Funds, and affiliated insurance companies and other corporate, pension, profit-sharing and individual accounts representing approximately $80 billion under management, including $10 billion in money mar-ket fund assets. ZKI acts as investment manager for 32 open-end and seven closed-end investment companies, with 79 separate investment portfolios, repre-senting more than 2.5 million shareholder accounts. ZKI is the investment man-ager for Zurich Money Market Fund, which commenced operations in 1974, and which is one of the oldest money market funds in existence. ZKI is an indirect subsidiary of Zurich Insurance Company, an internationally recognized provider of financial services in property/casualty and life insurance, reinsurance and asset management. The Zurich family of companies manages over $150 billion in assets worldwide.

  Responsibility for overall management of the Fund rests with its Board of Trustees and officers. Professional investment supervision is provided by ZKI. The investment management agreement provides that ZKI shall act as the Fund's investment adviser, manage its investments and provide it with various services and facilities.

  Frank J. Rachwalski, Jr. is the portfolio manager of the Fund. He has served in this capacity since the Fund commenced operations in April 1997. Mr. Rachwalski joined ZKI in January, 1973 and is currently a Senior Vice President of ZKI and a Vice President of the Fund.

He received a B.B.A. and an M.B.A. from Loyola University, Chicago, Illinois.

  For the services and facilities furnished, the Fund pays an annual invest-ment management fee, payable monthly, on a graduated basis ranging from .50% of the first $215 million of average daily net assets of the Fund, to .25% of average daily net assets of the Fund over $800 million.

  ZKI has agreed to temporarily reduce its management fee to 0% and temporar-ily reimburse or pay 100% of the Fund's other operating expenses for a period of at least six months from the date the Fund commences operations. The total operating expenses of the Fund set forth under "Summary of Expenses" include the effect of this management fee and operating expense reduction. ZKI re-serves the right to terminate its fee reduction and expense absorption at any time after this six-month period. ZKI has also agreed to waive its management fee and absorb operating expenses to the extent necessary to maintain the Fund's total operating expenses at no more than .45% until January 1, 1999, at which time ZKI may terminate such fee waiver and expense absorbtion. For pur-poses of these fee waivers and expense limitations, "operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs.

  Zurich Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illi-nois 60606-5808, an affiliate of ZKI, is the principal underwriter of the Fund and acts as agent of the Fund in the sale of its shares.

  Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have cus-tody of all securities and cash of the Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Serv-ice Company, 811 Main Street, Kansas City, Missouri 64105, an affiliate of ZKI, serves as Shareholder Service Agent of the Fund.

PERFORMANCE

  The Fund may advertise several types of performance information, including "yield," "effective yield," "total return," and "average annual total return." Please remember that performance information is based upon historical earnings and is not representative of future performance. The yield of the Fund refers to the net investment income generated by a hypothetical investment in the Fund over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calcu-lated similarly, but the net investment income earned by the investment is as-sumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. Average annual total return and total return measure both net investment income and any real-ized or unrealized appreciation or depreciation of the Fund's investments, as-suming reinvestment of all dividends. Average annual total return represents the average annual percentage change over the period and total return repre-sents the aggregate percentage or dollar value change over the period.

  The performance of the Fund may be compared to that of other money market mutual funds or mutual fund indexes as reported by independent mutual fund re-porting services such as Lipper Analytical Services, Inc. ("Lipper"). The Fund's performance, expenses and its relative size may be compared to other money market mutual funds as reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Investors may want to compare the Fund's performance to that of various bank products as reported by BANK RATE MONITOR(TM), a financial reporting service that weekly publishes average rates of bank and thrift institution money market deposit accounts and interest bearing checking accounts or vari-ous certificate of deposit indexes. The performance of the Fund also may be compared to that of U.S. Treasury bills and notes. Certain of these alterna-tive investments may offer fixed rates of return and guaranteed principal and may be insured. In addition, investors may want to compare the Fund's performance to the Consumer Price Index either di-rectly or by calculating its "real rate of return," which adjusts its return for the effects of inflation.

  Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indexes of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descrip-tive factors concerning the Fund.

  The Fund's returns will fluctuate. Shares of the Fund are not insured. Addi-tional information concerning the Fund's performance appears in the Statement of Additional Information.

CAPITAL STRUCTURE

  The Fund is an open-end, diversified, management investment company, orga-nized as a business trust under the laws of Massachusetts on June 12, 1995. ZKI invested the "seed money" as the sole shareholder of the Fund before the public offering of its shares and therefore, as of the date of this prospectus, con-trolled the Fund. The Fund may issue an unlimited number of shares of benefi-cial interest, all having no par value, which may be divided by the Board of Trustees into classes of shares, subject to compliance with the Securities and Exchange Commission regulations permitting the creation of separate classes of shares. The Fund's shares are not currently divided into classes. While only shares of a single series are presently being offered, the Board of Trustees may authorize the issuance of additional series if deemed desirable, each with its own investment objective, policies and restrictions. Since the Fund may of-fer multiple series, it is known as a "series company." Shares of a series have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such series subject to any preferences, rights or privileges of any classes of shares within the series. Generally, each class of shares issued by a particular series would differ as to the allocation of cer-tain expenses of the series, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of dis-tribution among various classes. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conver-sion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment management agreement. Subject to the Agree-ment and Declaration of Trust of the Fund, shareholders may remove trustees. If shares of more than one series are outstanding, shareholders will vote by se-ries and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees or when the Board of Trustees determines that voting by portfolio or by class is appro-priate.

  Rather than invest in securities directly, the Fund may in the future seek to achieve its investment objective by pooling its assets with assets of other mu-tual funds managed by ZKI or its affiliates for investment in another invest-ment company having the same investment objective and substantially the same investment policies and restrictions as the Fund. The purpose of such an ar-rangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by ZKI in sub-stantially the same manner as the Fund. Shareholders of the Fund will be given at least 30 days prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the trustees determine it to be in the best interests of the Fund and its share-holders.

ACCOUNT SERVICES DIRECTORY

TO OPEN A NEW ACCOUNT
The minimum to open an account is $25,000 (or $10,000 for an IRA). Call a Zu-rich Money Fund Specialist at 1-800-537-6001 Monday through Friday between
8 a.m. and 6 p.m. Central time to:

 . learn the current yield

 . get answers about fund features, benefits, services, and fees

 . request an application

 . receive assistance completing an application

 . set up a wire transfer initial purchase.

FOR CURRENT ACCOUNT ASSISTANCE
Call a Zurich Shareholder Services representative at

1-888-ZURICH-1 (987-4241) Monday through Friday between 7 a.m. and 6 p.m. Cen-tral time and on Saturday between 8 a.m. and 3 p.m. to:

 . establish new account services

 . inquire about current statement or tax forms

 . request duplicate statements or tax forms

 . change the frequency or amount of automated transactions

 . initiate a redemption or exchange

 . follow-up on correspondence

 . learn how to use the Zurich InfoLine automated phone system.

24-HOUR ACCOUNT INFORMATION

Call Zurich InfoLine at 1-888-987-8678 to make automated account inquiries and transactions 24 hours a day from a touch-tone phone, including:

 . account balance

 . current yield

 . transaction confirmation

 . last dividend paid

 . checkbook and investment slip reorders

 . duplicate statement request

 . pre-authorized transfers to and from a bank account

 . fund redemption requests.

TO START AN AUTOMATIC PURCHASE PLAN

Call 1-888-ZURICH-1 (987-4241) for the proper forms to add $500 or more to your account automatically with direct deposit:

 . all or part of your paycheck

 . all or part of your government check

 . an amount you specify directly from your designated bank account.

TO MAKE A WIRE TRANSFER PURCHASE
Both methods require $1,000 minimum investment:

 . Wire with Federal Funds (same day credit if received before 3 p.m. Central time)

 . EZ-Transfer with ACH Funds (same day credit if received before 3 p.m. Central time)

Send to: United Missouri Bank (ABA # 1010-0069-5), 10th and Grand, Kansas City, MO for credit to Zurich YieldWise Money Fund (Fund bank account

# 9870838818) and further credit to your account number.

TO MAKE A WIRE TRANSFER REDEMPTION

Both methods require $1,000 minimum and a call to Shareholder Services at 1-888-ZURICH-1 (987-4241):

 . Federal Funds (same day if received before 11 a.m. Central time; $10 fee per transfer)

 . EZ-Transfer with ACH Funds (generally within two business days; $2 fee per transfer).

The financial institution receiving your transfer may also charge a fee.

For additional information on account transactions, see tables on pages 8 and 10.

                                                                   PROSPECTUS
                                                                   ----------

                                                                Zurich YieldWise
                                                                   Money Fund


                                                                 April 14, 1997







Investment Manager:
Zurich Kemper Investments, Inc.

Principal Underwriter:
Zurich Kemper Distributors, Inc.
222 South Riverside Plaza
Chicago, Illinois 60606-5808


ZYMF-1 (4/97)         [RECYCLE LOGO] printed on recycled paper
ZKDI 703121

                          ZURICH YIELDWISE MONEY FUND

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

                                                LOCATION IN STATEMENT OF
 ITEM NUMBER OF FORM N-1A                       ADDITIONAL INFORMATION
 ------------------------                       ------------------------
 10. Cover Page...............................  Cover Page
 11. Table of Contents........................  Table of Contents
 12. General Information and History..........  Inapplicable
 13. Investment Objectives and Policies.......  Investment Restrictions;
                                                Appendix
 14. Management of the Fund...................  Investment Manager; Officers
                                                and Trustees
 15. Control Persons and Principal Holders of
     Securities...............................  Officers and Trustees
 16. Investment Advisory and Other Services...  Investment Manager; Officers
                                                and Trustees
 17. Brokerage Allocation and Other Practices.  Portfolio Transactions
 18. Capital Stock and Other Securities.......  Shareholder Rights
 19. Purchase, Redemption and Pricing of Secu-
     rities                                     Purchase and Redemption of
     Being Offered............................  Shares;
                                                Dividends and Net Asset Value
 20. Tax Status...............................  Inapplicable
 21. Underwriters.............................  Investment Manager
 22. Calculations of Performance Data.........  Performance
 23. Financial Statements.....................  Report of Independent Auditors,
                                                Statement of Net Assets

                      STATEMENT OF ADDITIONAL INFORMATION

                              APRIL 14, 1997

                          ZURICH YIELDWISE MONEY FUND
            222 SOUTH RIVERSIDE PLAZA, CHICAGO, ILLINOIS 60606-5808

                        (888) ZURICH-1 (987-4241)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Zurich YieldWise Money Fund (the "Fund") dated April 14, 1997. The prospectus may be obtained without charge by calling or writing the Fund.

                               ---------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
       Investment Restrictions............................................. B-1
       Investment Manager.................................................. B-2
       Portfolio Transactions.............................................. B-3
       Purchase and Redemption of Shares................................... B-4
       Dividends and Net Asset Value....................................... B-4
       Performance......................................................... B-5
       Officers and Trustees............................................... B-7
       Special Features.................................................... B-8
       Shareholder Rights.................................................. B-9
       Report of Independent Auditors (March 26, 1997)..................... B-11
       Statement of Net Assets (March 26, 1997)............................ B-12
       Appendix--Ratings of Investments.................................... B-13

ZYMF-13 4/97

LOGO
  printed on recycled paper

INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions which, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

(1) Purchase more than 10% of any class of voting securities of any issuer.

(2) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(3) Borrow money except as a temporary measure for extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Fund will not borrow for leverage purposes and will not purchase securities or make investments while borrowings in excess of 5% of the Fund's total assets are outstanding.

(4) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(5) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(6) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

(7) Issue senior securities except as permitted under the Investment Company Act of 1940.

(8) Concentrate 25% or more of the Fund's total assets in any one industry; provided, however, that the Fund reserves freedom of action to (a) invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities, and (b) invest 25% or more of its assets in bank certificates of deposit, time deposits or banker's acceptances of United States banks and their domestic branches, in accordance with its investment objective and policies.

If the Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

(i) Invest more than 10% of its net assets in illiquid securities.

(ii) Write, purchase or sell puts, calls or combinations thereof.

(iii) Invest for the purpose of exercising control or management of another issuer.

INVESTMENT MANAGER

INVESTMENT MANAGER. Zurich Kemper Investments, Inc. ("ZKI") is the Fund's investment manager. ZKI is wholly owned by ZKI Holding Corp. ZKI Holding Corp. is a more than 90% owned subsidiary of Zurich Holding Company of America, Inc., which is a wholly owned subsidiary of Zurich Insurance Company, an internationally recognized company providing services in life and non-life insurance, reinsurance and asset management. Pursuant to an investment management agreement, ZKI acts as the Fund's investment adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The Fund pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

The Fund's investment management agreement has an initial term ending December 1, 1998 and it continues in effect from year to year so long as its continuation is approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and (b) by the shareholders of the Fund or the Board of Trustees. The agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of the Fund, and will terminate automatically upon assignment. If additional series become subject to the investment management agreement, the provisions concerning continuation, amendment and termination shall be on a series by series basis. Additional series may be subject to a different agreement. The agreement provides that ZKI shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of ZKI in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

For the services and facilities furnished, the Fund pays an annual investment management fee, payable monthly, on a graduated basis of .50% of the first $215 million of average daily net assets of the Fund, .375% on the next $335 million, .30% on the next $250 million and .25% of average daily net assets of the Fund over $800 million.

PRINCIPAL UNDERWRITER. Zurich Kemper Distributors, Inc. ("ZKDI"), an affiliate of ZKI, is the principal underwriter for shares of the Fund and acts as agent of the Fund in the sale of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and ZKDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. ZKDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice.

Certain officers or trustees of the Fund are also directors or officers of ZKI and ZKDI as indicated under "Officers and Trustees."

CUSTODIAN, TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105, as custodian, and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as sub-custodian, have custody of all securities and cash of the

Fund. They attend to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. IFTC is also the Fund's transfer and dividend-paying agent. Pursuant to a services agreement with IFTC, Zurich Kemper Service Company ("ZKSvC"), an affiliate of ZKI, serves as "Shareholder Service Agent of the Fund and, as such, performs all of IFTC's duties as transfer agent and dividend paying agent." IFTC receives, as transfer agent, and pays to ZKSvC, annual account fees of a maximum of $8 per account plus account set-up, transaction, maintenance and out-of-pocket expense reimbursement.

INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Fund's annual financial statements, review certain regulatory reports and the Fund's federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Portfolio transactions are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of the Fund depending upon management's ability to correctly time and execute such transactions. Since the Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so the Fund's portfolio turnover rate for reporting purposes is likely to be zero.

ZKI and its affiliates furnish investment management services for Zurich Money Funds, the Kemper Funds and other clients including affiliated insurance companies. These entities may share some common research and trading facilities. At times investment decisions may be made to purchase or sell the same investment security for the Fund and for one or more of the other clients of ZKI or its affiliates. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each.

ZKI, in effecting purchases and sales of portfolio securities for the account of the Fund, will implement the Fund's policy of seeking the best execution of orders. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of the firm's professional services which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Fund and ZKI and its affiliates. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients, including clients of ZKI and its affiliates. The Fund expects that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities. There are normally no brokerage commissions paid by the Fund for such purchases. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Fund's prospectus. There is no sales charge. The minimum initial investment is $25,000 ($10,000 for IRAs) and the minimum subsequent investment is $1,000 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. An investor wishing to open an account should use the account application form available from the Fund and choose one of the methods of purchase described in the Fund's prospectus. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Upon receipt by the Shareholder Service Agent, of a request for redemption in proper form, shares will be redeemed by the Fund at the applicable net asset value as described in the Fund's prospectus. A shareholder may elect to use either the regular or expedited redemption procedures.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.

DIVIDENDS AND NET ASSET VALUE

DIVIDENDS. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the Fund unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Fund will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of (a) accrued interest income plus or minus amortized discount or premium, (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses. Expenses of the Fund are accrued each day. While the Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of the Fund deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.

NET ASSET VALUE. As described in the prospectus, the Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of the Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Fund believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Fund might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Fund might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

PERFORMANCE

As reflected in the prospectus, the historical performance calculation for the Fund may be shown in the form of "yield," "effective yield," "total return," and "average annual total return." These various measures of performance are described below. ZKI has agreed to temporarily reduce its management fee to 0% and absorb other operating expenses of the Fund to the extent specified in the prospectus. See "Investment Manager." This fee reduction and expense absorption will improve the performance results of the Fund.

The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

The Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +
1)/365/7/ - 1.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.

The Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in the Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in the Fund is held, but also on such matters as Fund expenses.

As indicated in the prospectus (see "Performance"), the performance of the Fund may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Fund's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

As indicated in the prospectus, the Fund's performance also may be compared to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Fund fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received.

Investors may also want to compare the Fund's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Fund's yield will fluctuate. Also, while the Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.

OFFICERS AND TRUSTEES

The officers and trustees of the Fund, their birthdates, their principal occupations and their affiliations, if any, with ZKI, the Fund's investment manager, and ZKDI, the principal underwriter, or their affiliates, are as follows (the number following each person's title is the number of investment companies managed by ZKI and its affiliates for which he or she holds similar positions):

DAVID W. BELIN (6/20/28), Trustee, (26), 2000 Financial center, 7th and Walnut, Des Moines, Iowa; Member, Belin Lamson McCormick Zumbach Flynn, P.C. (attorneys).

LEWIS A. BURNHAM (1/8/33), Trustee, (26), 16410 Avila Boulevard, Tampa, Florida; Director, Management Consulting Services, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L. DUNAWAY (3/8/37), Trustee, (26), 7515 Pelican Bay Boulevard, Naples, Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, (26), 800 North Lindbergh Boulevard, St. Louis, Missouri; Senior Vice President and Chief Financial Officer, Monsanto Company (chemical products); prior thereto, Vice President, FMC Corporation (manufacturer of machinery and chemicals); prior thereto, Director, Executive Vice President and Chief Financial Officer, Staley Continental, Inc. (food products).

DONALD R. JONES (1/17/30), Trustee, (26), 1776 Beaver Pond Road, Inverness, Illinois, Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.

DOMINIQUE P. MORAX (10/2/48), Trustee*, (39), 222 South Riverside Plaza, Chicago, Illinois; Member, Extended Corporate Executive Board, Zurich Insurance Company; Director, ZKI.

SHIRLEY D. PETERSON (9/3/41), Trustee (26), 401 Rosemont Avenue, Frederick, Maryland; President, Hood College, Maryland; prior thereto, Partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner of Internal Revenue Service; prior thereto, Assistant Attorney General, U.S. Department of Treasury.

WILLIAM P. SOMMERS (7/22/33), Trustee, (26), 333 Ravenswood Avenue, Menlo park, California; President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton, Inc. (management consulting firm) (retired); Director, Rohr, Inc. Therapeutic discovery Corp. and Litton Industries.

STEPHEN B. TIMBERS (8/8/44), President and Trustee*, (39), 222 South Riverside Plaza, Chicago, Illinois; President, Chief Executive Officer, Chief Investment Officer and Director, ZKI; Director, ZKDI and LTV Corporation.

JOHN E. NEAL (3/9/50), Vice President*, (39), 222 South Riverside Plaza, Chicago, Illinois; President, Kemper Funds Group, a unit of ZKDI; Director, ZKI and ZKDI.

CHARLES R. MANZONI, JR. (1/23/47), Vice President*, (39), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President, Secretary and General Counsel of ZKI; Secretary, ZKI Holding Corp.; Secretary, ZKI Agency, Inc.; formerly, Partner, Gardner, Carton & Douglas (attorneys).

J. PATRICK BEIMFORD, JR. (5/25/50), Vice President*, (24), 222 South Riverside Plaza, Chicago, Illinois; Executive Vice President and Chief Investment Officer--Fixed Income Investments, ZKI.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, (9), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice president, ZKI.

JEROME L. DUFFY (6/29/36), Treasurer*, (39), 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, ZKI.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, (39), 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President and Assistant Secretary, ZKI.

ELIZABETH C. WERTH (10/1/47), Assistant Secretary*, (31), 222 South Riverside Plaza, Chicago, Illinois; Vice President, ZKI; and Vice President and Director of State Registrations, ZKDI.

*Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons". The information in the last column is for calendar year 1996. The Fund has not yet adopted a trustee compensation schedule.

                                                              TOTAL COMPENSATION
                                                  AGGREGATE     ZKI - MANAGED
                                                 COMPENSATION   FUNDS PAID TO
                NAME OF TRUSTEE                   FROM FUND       TRUSTEES**
--------------------------------------------------------------------------------
David W. Belin*.................................     --            $143,400
Lewis A. Burnham................................     --            $ 88,800
Donald L. Dunaway*..............................     --            $141,200
Robert B. Hoffman...............................     --            $ 92,100
Donald R. Jones.................................     --            $ 92,100
Shirley D. Peterson.............................     --            $ 89,800
William P. Sommers..............................     --            $ 87,500

 * Includes deferred fees and interest thereon pursuant to deferred compensation agreements with ZKI-Managed Funds. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund.

** Includes compensation for services as trustee on twenty-four fund boards with forty-one portfolios. Each trustee currently serves as a trustee of twenty-six ZKI-Managed Funds with forty-three portfolios.

As of March 27, 1997, ZKI owned all of the 100,000 outstanding shares of the Fund.

SPECIAL FEATURES

AUTOMATIC WITHDRAWAL PLAN. If you own $10,000 or more of the Fund's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. Additionally, there is a $1/month small account fee for account balances under $10,000. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Fund. The minimum automatic withdrawal amount is $1,000 and the shareholder will be charged a $5.00 fee for each withdrawal.

TAX-SHELTERED RETIREMENT PROGRAMS. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

 . Individual Retirement Accounts (IRAs) with IFTC as custodian. This includes
  Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE") IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

 . 403(b) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

 . Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

SHAREHOLDER RIGHTS

The Fund generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Fund will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and
(b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Fund could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Fund and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Fund or any portfolio or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by ZKI remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Fund itself is unable to meet its obligations.

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholder
Zurich YieldWise Money Fund

We have audited the accompanying statement of net assets of Zurich YieldWise Money Fund as of March 26, 1997. This statement of net assets is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit of the statement of net assets provides a reasonable basis for our opinion.

In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of Zurich YieldWise Money Fund at March 26, 1997 in conformity with generally accepted accounting principles.

                                       Ernst & Young LLP

Chicago, Illinois

March 26, 1997

ZURICH YIELDWISE MONEY FUND

STATEMENT OF NET ASSETS--MARCH 26, 1997

                                    ASSETS

Cash................................................................... $100,000
                                                                        ========

                                  NET ASSETS

Net assets, applicable to 100,000 shares of beneficial interest (un-
 limited number
 of shares authorized, no par value) outstanding..................... $100,000
                                                                      ========

                             THE PRICING OF SHARES

Net asset value and redemption price per share
 $100,000 / 100,000 shares outstanding................................... $1.00
Maximum offering price per share (net asset value)....................... $1.00

Notes:

Zurich YieldWise Money Fund (the "Fund") was organized as a business trust under the laws of The Commonwealth of Massachusetts on June 12, 1995. All shares of beneficial interest of the Fund were issued to Zurich Kemper Investments, Inc. ("ZKI"), the investment manager, on March 26, 1997. The Fund may establish multiple series; currently, a single series has been established.

The costs of organization of the Fund will be paid by ZKI.

                       APPENDIX--RATINGS OF INVESTMENTS

                           COMMERCIAL PAPER RATINGS

A-1, A-2; PRIME-1, PRIME-2, DUFF-1, DUFF-2; AND F-1, F-2 COMMERCIAL PAPER
RATINGS

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The ratings F-1 and F-2 are the highest commercial paper ratings assigned by Fitch Investors Services, Inc. Issues assigned a rating of F-1 are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned an F-1 rating.

                          ZURICH YIELDWISE MONEY FUND

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a) Financial Statements

    (i) Financial statements included in Part A of the Registration
        Statement: None.

    (ii) Financial statements included in Part B of the Registration
         Statement:

              Statement of Net Assets (March 26, 1997)

              Report of Independent Auditors (March 26, 1997)

    Schedules I, II, III, IV and V are omitted as the required information is not present.

  (b) Exhibits

     99.B1(a)  Agreement and Declaration of Trust.*
               Written Instrument Amending the Agreement and Declaration of
     99.B1(b)    Trust.*
               Written Instrument Amending the Agreement and Declaration of
     99.B1(c)    Trust.*
     99.B2     By-Laws.
     99.B3     Inapplicable.
     99.B4     Text of Share Certificate.
     99.B5     Investment Management Agreement.
     99.B6     Underwriting Agreement.
     99.B7     Inapplicable.
     99.B8     Custody Agreement.
     99.B9     Agency Agreement.
     99.B10(a) Legal Opinion and Consent of Vedder, Price, Kaufman & Kammholz.
     99.B10(b) Legal Opinion and Consent of Ropes & Gray.
     99.B11    Report and Consent of Independent Auditors.
     99.B12    Inapplicable.
     99.B13    Subscription Agreement.
     99.B14    Inapplicable.
     99.B15    Inapplicable.
     99.B16    Inapplicable.
     99.B18    Inapplicable.
     99.B24    Powers of Attorney.*
     27        Inapplicable.

    --------

      *Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 5, 1997.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

  As of March 27, 1997, there was one holder of record of shares of the Registrant.

ITEM 27. INDEMNIFICATION

  Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28 (a) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager" and to the section of the Statement of Additional Information captioned "Investment Manager."

     Zurich Kemper Investments, Inc., investment adviser of the Registrant, is investment adviser of:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Funds
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund
Kemper Quantitative Equity Fund
Kemper Horizon Fund
Kemper Europe Fund
Kemper Asian Growth Fund
Kemper Aggressive Growth Fund

Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Zurich Kemper Investments, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund and Kemper International Bond Fund.

Item 28(b)(i) Business and Other Connections of Officers and Directors of Zurich Kemper Investments, Inc., the Investment Advisor

TIMBERS, STEPHEN B.
     Director, President, Chief Executive Officer and Chief Investment Officer, Zurich Kemper Investments, Inc.
     Director, Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Chairman, Kemper Service Company
     Director, Dreman Value Advisors, Inc.
     Director, President, Kemper International Management, Inc. Trustee and President, Kemper Funds
     Director, The LTV Corporation
     Governor, Investment Company Institute

NEAL, JOHN E.
     Director, Zurich Kemper Investments, Inc.
     President, Kemper Funds Group, a unit of Zurich Kemper Investments, Inc. Director, President, Kemper Service Company
     Director, Kemper Distributors, Inc.
     Director, Zurich Investment Management, Inc.
     Director, Dreman Value Advisors, Inc.
     Director, ZKI Agency, Inc.
     Director, Community Investment Corporation
     Director, Continental Community Development Corporation
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.
     Director, RespiteCare
     Director, Urban Shopping Centers, Inc.
     Vice President, Kemper Funds

MORAX, DOMINIQUE P.
     Director, Zurich Kemper Investments, Inc.
     Senior Vice President, Member Extended Corporate Executive Board, Zurich Insurance Company Trustee, Kemper Funds

CHAPMAN, II, WILLIAM E.
     President, Kemper Retirement Plans Group, a unit of Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Kemper Distributors, Inc.

VOGEL, VICTOR E.
     Senior Executive Vice President, Zurich Kemper Investments, Inc. Trustee, Zurich Kemper Investments, Inc. Profit Sharing Plan & Money Purchase Pension Plan

BEIMFORD, JR., JOSEPH P.
     Executive Vice President, Chief Investment Officer - Fixed Income, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Galaxy Offshore, Inc.
     Vice President, Investors Cash Trust
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Global Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Intermediate Government Trust
     Vice President, Kemper International Bond Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Municipal Income Trust
     Vice President, Kemper National Tax-Free Income Series
     Vice President, Kemper Portfolios
     Vice President, Kemper State Tax-Free Income Series
     Vice President, Kemper Strategic Income Fund
     Vice President, Kemper Strategic Municipal Income Trust
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

COXON, JAMES H.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Vice President, Galaxy Offshore, Inc.

     Executive Vice President, Zurich Investment Management, Inc.

GREENAWALT, JAMES L.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, President, Kemper Distributors, Inc.

LANGBAUM, GARY A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Investors Fund

MANZONI, JR., CHARLES R.
     Executive Vice President, Secretary & General Counsel, Zurich Kemper Investments, Inc.
     Vice President, Kemper Funds
     Secretary, ZKI Agency, Inc.
     Secretary, Kemper Service Company
     Secretary, Kemper Distributors, Inc.
     Secretary, ZKI Holding Corporation

MURRIHY, MAURA J.
     Executive Vice President, Zurich Kemper Investments, Inc.

REYNOLDS, STEVEN H.
     Executive Vice President, Chief Investment Officer - Equities, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund
     Vice President, Kemper Total Return Fund
     Vice President, Kemper Growth Fund
     Vice President, Kemper Small Capitalization Equity Fund
     Vice President, Kemper International Fund
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Target Equity Fund
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund
     Vice President, The Growth Fund of Spain, Inc.
     Vice President, Kemper Europe Fund

ROBERTS, SCOTT A.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Investment Management Inc.

SILIGMUELLER, DALE S.
     Executive Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Kemper Service Company

WEISS, ROBERT
     Executive Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Zurich Investment Management, Inc.

BUKOWSKI, DANIEL J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Quantitative Equity Fund
     Vice President, Kemper Value Plus Growth Fund
     Vice President, Kemper Investors Fund

BUTLER, DAVID H.
     Senior Vice President, Zurich Kemper Investments, Inc.

CERVONE, DAVID M.
     Senior Vice President, Zurich Kemper Investments, Inc.

CESSINE, ROBERT S.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Income and Capital Preservation Fund
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Investors Fund

CHESTER, TRACY McCORMICK
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Blue Chip Fund
     Vice President, Kemper Target Equity Fund

CHIEN, CHRISTINE
     Senior Vice President, Zurich Kemper Investments, Inc.

CIARLELLI, ROBERT W.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Kemper Service Company

COLLORA, PHILIP J.
     Senior Vice President and Assistant Secretary, Zurich Kemper
     Investments, Inc.
     Vice President and Secretary, Kemper Funds

     Assistant Secretary, Kemper International Management, Inc.
     Assistant Secretary, Zurich Investment Management, Inc.
     Assistant Secretary, Dreman Value Advisors, Inc.
     Assistant Secretary, ZKI Agency, Inc.

DUDASIK, PATRICK H.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
     Vice President and Treasurer, Zurich Investment Management, Inc. Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Zurich Investment Management Limited

DUFFY, JEROME L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Treasurer, Kemper Funds

FENGER, JAMES E.
     Senior Vice President, Zurich Kemper Investments, Inc.

FINK, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

GALLAGHER, MICHAEL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Kemper Service Company

GOERS, RICHARD A.
     Senior Vice President, Zurich Kemper Investments, Inc.

GREENWALD, MARSHALL L.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

HARRINGTON, MICHAEL E.
     Senior Vice President, Zurich Kemper Investments, Inc.

KLEIN, GEORGE
     Senior Vice President, Zurich Kemper Investments, Inc.
     Director, Executive Vice President, Zurich Investment Management, Inc.

KLEIN, MARTY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

KORTH, FRANK D.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund

     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

MOELLER, JAMES V.
     Senior Vice President, Zurich Kemper Investments, Inc.

MOORE, C. PERRY
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, ZKI Agency, Inc.

MIER, CHRISTOPHER J.
     Senior Vice President, Zurich Kemper Investments, Inc. Vice President, Kemper National Tax-Free Income Series Vice President, Kemper Municipal Income Trust
     Vice President, Kemper State Tax-Free Income Series Vice President, Kemper Strategic Municipal Income Trust

RABIEGA, CRAIG F.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund
     Vice President, Investors Cash Trust
     Vice President, Kemper Investors Fund
     Vice President, Kemper Money Funds
     Vice President, Kemper Portfolios
     Vice President, Tax-Exempt California Money Market Fund
     Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Horizon Fund
     Vice President, Kemper Investors Fund

RESIS, JR., HARRY E.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper High Income Trust
     Vice President, Kemper High Yield Fund
     Vice President, Kemper Investors Fund
     Vice President, Kemper Multi-Market Income Trust

SCHUMACHER, ROBERT T.
     Senior Vice President, Zurich Kemper Investments, Inc.

SILVIA, JOHN E.
     Senior Vice President, Zurich Kemper Investments, Inc.

SMITH, JR., EDWARD BYRON
     Senior Vice President, Zurich Kemper Investments, Inc.

SWANSON, DAVID
     Senior Vice President, Zurich Kemper Investments, Inc.

VANDENBERG, RICHARD
     Senior Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper U.S. Government Securities Fund
     Vice President, Kemper Portfolios
     Vice President, Kemper Adjustable Rate U.S. Government Fund

VINCENT, CHRISTOPHER T.
     Senior Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Zurich Investment Management, Inc.

WONNACOTT, LARRY R.
     Senior Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

BAZAN, KENNETH M.
     First Vice President, Zurich Kemper Investments, Inc.
     Director, K-P Greenway, Inc.
     Director, K-P Plaza Dallas, Inc.
     Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
     First Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Kemper Service Company

BURROW, DALE R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Adjustable Rate U.S. Government Fund
     Vice President, Kemper Intermediate Government Trust

CHRISTIANSEN, HERBERT A.
     First Vice President, Zurich Kemper Investments, Inc.
     First Vice President, Kemper Service Company

COHEN, JERRI I.
     First Vice President, Zurich Kemper Investments, Inc.

DeMAIO, CHRIS C.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President and Chief Accounting Officer, Kemper Service
     Company

DEXTER, STEPHEN P.
     First Vice President, Zurich Kemper Investments, Inc.

DOYLE, DANIEL J.
     First Vice President, Zurich Kemper Investments, Inc.

HALE, DAVID D.
     First Vice President, Zurich Kemper Investments, Inc.

HAUSKEN, PHILIP D.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Distributors, Inc.

HORTON, ROBERT J.
     First Vice President, Zurich Kemper Investments, Inc.

INNES, BRUCE D.
     First Vice President, Zurich Kemper Investments, Inc.
     Co-President, International Association of Corporate and
     Professional Recruiters

JACOBS, PETER M.
     First Vice President, Zurich Kemper Investments, Inc.

KEELEY, MICHELLE M.
     First Vice President, Zurich Kemper Investments, Inc.

KIEL, CAROL L.
     First Vice President, Zurich Kemper Investments, Inc.

KNAPP, WILLIAM M.
     First Vice President, Zurich Kemper Investments, Inc.

LAUGHLIN, ANN M.
     First Vice President, Zurich Kemper Investments, Inc.

LENTZ, MAUREEN P.
     First Vice President, Zurich Kemper Investments, Inc.

McCRINDLE-PETRARCA, SUSAN
     First Vice President, Zurich Kemper Investments, Inc.

MINER, EDWARD
     First Vice President, Zurich Kemper Investments, Inc.

MURRAY, SCOTT S.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

NORRIS, JOHNSTON A.
     First Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ROBERTA L.
     First Vice President, Zurich Kemper Investments, Inc.

PONTECORE, SUSAN E.
     First Vice President, Zurich Kemper Investments, Inc.

RADIS, STEVE A.
     First Vice President, Zurich Kemper Investments, Inc.

RATEKIN, DIANE E.
     First Vice President, Assistant General Counsel and Assistant Secretary, Zurich Kemper Investments, Inc.
     Assistant Secretary, Kemper Distributors, Inc.

SMITH, ROBERT G.
     First Vice President, Zurich Kemper Investments, Inc.

STUEBE, JOHN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Cash Account Trust
     Vice President, Cash Equivalent Fund

TEPPER, SHARYN A.
     First Vice President, Zurich Kemper Investments, Inc.

TRUTTER, JONATHAN W.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Diversified Income Fund
     Vice President, Kemper Multi-Market Income Trust
     Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
     First Vice President, Zurich Kemper Investments, Inc.

WILLSON, STEPHEN R.
     First Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
     First Vice President, Zurich Kemper Investments, Inc.

ADAMS, DONALD
     Vice President, Zurich Kemper Investments, Inc.

ALLEN, PATRICIA L.
     Vice President, Zurich Kemper Investments, Inc.

ANDREASEN, AMY
     Vice President, Zurich Kemper Investments, Inc.

ANTONAK, GEORGE A.
     Vice President, Zurich Kemper Investments, Inc.

BALASUBRAMANIAM, KALAMADI
     Vice President, Zurich Kemper Investments, Inc.

BARRY, JOANN M.
     Vice President, Zurich Kemper Investments, Inc.

BIEBERLY, CHRISTINE A.
     Vice President, Zurich Kemper Investments, Inc.

BODEM, RICHARD A.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

BRENNAN, ELEANOR R.
     Vice President, Zurich Kemper Investments, Inc.

BUCHANAN, PAMELA S.
     Vice President, Zurich Kemper Investments, Inc.

BURKE, MARY PAT
     Vice President, Zurich Kemper Investments, Inc.

BURSHTAN, DAVID H.
     Vice President, Zurich Kemper Investments, Inc.

CARNEY, ANNE T.
     Vice President, Zurich Kemper Investments, Inc.

CACCIOLA, RONALD
     Vice President, Zurich Kemper Investments, Inc.
     Senior Vice President, Zurich Investment Management, Inc.

CARTER, PAUL J.
     Vice President and Compliance Manager, Zurich Kemper Investments, Inc.

COHEN, JERRI I.
     Vice President, Zurich Kemper Investments, Inc.

COULTER, STEVAN F.
     Vice President, Zurich Kemper Investments, Inc.

ESOLA, CHARLES J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

FRIHART, THORA A.
     Vice President, Zurich Kemper Investments, Inc.

GERACI, AUGUST L.
     Vice President, Zurich Kemper Investments, Inc.

GOLAN, JAMES S.
     Vice President, Zurich Kemper Investments, Inc.

GOODWIN, JUDITH C.
     Vice President, Zurich Kemper Investments, Inc.

GRAY, PATRICK
     Vice President, Zurich Kemper Investments, Inc.

GROOTENDORST, TONYA
     Vice President, Zurich Kemper Investments, Inc.

HECHT, MARC L.
     Vice President, Zurich Kemper Investments, Inc.
     Assistant Secretary, Kemper Distributors, Inc.
     Assistant Secretary, ZKI Holding Corporation
     Assistant Secretary, ZKI Agency, Inc.

HUOT, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

JASINSKI, R. ANTHONY
     Vice President, Zurich Kemper Investments, Inc.

KARWOWSKI, KENNETH F.
     Vice President, Zurich Kemper Investments, Inc.

KENNEDY, PATRICK J.
     Vice President, Zurich Kemper Investments, Inc.

KOBS, MICHAEL G.
     Vice President, Zurich Kemper Investments, Inc.

KOCH, DEBORAH L.
     Vice President, Zurich Kemper Investments, Inc.

KOURY, KATHRYN E.
     Vice President, Zurich Kemper Investments, Inc.

KOWALCZYK, MARK A.
     Vice President, Zurich Kemper Investments, Inc.

KRANZ, KATHY J.
     Vice President, Zurich Kemper Investments, Inc.

KRUEGER, PAMELA D.
     Vice President, Zurich Kemper Investments, Inc.

KYCE, JOYCE
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

LASKA, ROBERTA E.
     Vice President, Zurich Kemper Investments, Inc.

LAUTZ, STEPHEN
     Vice President, Zurich Kemper Investments, Inc.

LeFEBVRE, THOMAS J.
     Vice President, Zurich Kemper Investments, Inc.

McGINN, MARTHA R.
     Vice President, Zurich Kemper Investments, Inc.

McGOVERN, KAREN B.
     Vice President, Zurich Kemper Investments, Inc.

MILLER, GARY L.
     Vice President, Zurich Kemper Investments, Inc.

MILLIGAN, BRIAN J.
     Vice President, Zurich Kemper Investments, Inc.

MULLEN, TERRENCE
     Vice President, Zurich Kemper Investments, Inc.

MURPHY, THOMAS M.
     Vice President, Zurich Kemper Investments, Inc.

NEVILLE, BRIAN P.
     Vice President, Zurich Kemper Investments, Inc.

NORMAN, JR., DONALD L.
     Vice President, Zurich Kemper Investments, Inc.

NOWAK, GREGORY J.
     Vice President, Zurich Kemper Investments, Inc.

PANOZZO, ALBERT R.
     Vice President, Zurich Kemper Investments, Inc.

PAXTON, THOMAS
     Vice President, Zurich Kemper Investments, Inc.

QUADRINI, LISA L.
     Vice President, Zurich Kemper Investments, Inc.

RANDALL, JR., WALTER R.
     Vice President, Zurich Kemper Investments, Inc.

ROBINSON, DEBRA A.
     Vice President, Zurich Kemper Investments, Inc.

RODGERS, JOHN B.
     Vice President, Zurich Kemper Investments, Inc.

ROKOSZ, PAUL A.
     Vice President, Zurich Kemper Investments, Inc.

ROSE, KATIE M.
     Vice President, Zurich Kemper Investments, Inc.

RUDIN, MICHELE I.
     Vice President, Zurich Kemper Investments, Inc.

SAENGER, MARYELLEN
     Vice President, Zurich Kemper Investments, Inc.

SHULTZ, KAREN D.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

SOPHER, EDWARD O.
     Vice President, Zurich Kemper Investments, Inc.

SPILLER, KATHLEEN A.
     Vice President, Zurich Kemper Investments, Inc.

SPURLING, CHRIS
     Vice President, Zurich Kemper Investments, Inc.

STROMM, LAWRENCE D.
     Vice President, Zurich Kemper Investments, Inc.

THOMAS, JILL
     Vice President, Zurich Kemper Investments, Inc.

VANDEMERKT, RICHARD J.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

WALKER, ANGELA
     Vice President, Zurich Kemper Investments, Inc.

WATKINS, JAMES K.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Service Company

WERTH, ELIZABETH C.
     Vice President, Zurich Kemper Investments, Inc.
     Vice President, Kemper Distributors, Inc.
     Assistant Secretary, Kemper Open-End Mutual Funds

WILNER, MITCHELL
     Vice President, Zurich Kemper Investments, Inc.

WIZER, BARBARA K.
     Vice President, Zurich Kemper Investments, Inc.

ZURAWSKI, CATHERINE N.
     Vice President, Zurich Kemper Investments, Inc.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond Fund and the Kemper-Dreman Fund, Inc.

          (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

                                                                POSITIONS AND
                          POSITIONS AND OFFICES                 OFFICES WITH
          NAME               WITH UNDERWRITER                    REGISTRANT
          ----               ----------------                    ----------
James L. Greenawalt      Director, President                         None
William E. Chapman, II   Director, Executive Vice President          None
John E. Neal             Director                               Vice President
Stephen B. Timbers       Director                             President, Trustee
Patrick H. Dudasik       Financial Principal, Treasurer
                         and Chief Financial Officer                 None
Linda A. Bercher         Senior Vice President                       None
Thomas V. Bruns          Senior Vice President                       None
Terry Cunningham         Senior Vice President                       None
John H. Robinson, Jr.    Senior Vice President                       None
Henry J. Schulthesz      Senior Vice President                       None
Philip D. Hausken        Vice President                              None
Carlene D. Merold        Vice President                              None
Elizabeth C. Werth       Vice President                      Assistant Secretary
Charles R. Manzoni, Jr.  Secretary                              Vice President
Marc L. Hecht            Assistant Secretary                         None
Diane E. Ratekin         Assistant Secretary                         None

          (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

  Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Zurich Kemper Investments, Inc. and the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 127 West 10th Street, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

  Not applicable.

ITEM 32. UNDERTAKINGS

  (a) Not applicable.

  (b) The Registrant undertakes to file a Post-Effective Amendment using financial statements of Registrant, which need not be certified, within four to six months from the effective date of the Registration Statement.

  (c) Not applicable.

                              S I G N A T U R E S
                              -------------------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of March, 1997.


                                         ZURICH YIELDWISE MONEY FUND

                                         By /s/ Stephen B. Timbers
                                         -----------------------------------
                                         Stephen B. Timbers, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on March 26, 1997 on behalf of the following persons in the capacities indicated.

                  Signature                              Title
                  ---------                              -----

          /s/ Stephen B. Timbers                   President (Principal
      ----------------------------------           Executive Officer) and
          Stephen B. Timbers                       Trustee


          /s/ David W. Belin*                      Trustee
      ----------------------------------
          /s/ Lewis A. Brunham*                    Trustee
      ----------------------------------
          /s/ Donald L. Dunaway*                   Trustee
      ----------------------------------
          /s/ Robert B. Hoffman*                   Trustee
      -----------------------------------
          /s/ Donald R. Jones*                     Trustee
      ---------------------------------
          /s/ Dominique P. Morax*                  Trustee
      ----------------------------------
          /s/ Shirley D. Peterson*                 Trustee
      ----------------------------------
          /s/ William P. Sommers*                  Trustee
      ----------------------------------

          /s/ Jerome L. Duffy                      Treasurer (Principal
      ----------------------------------           Financial and
          Jerome L. Duffy                          Accounting Officer)

          *Philip J. Collora signs this document pursuant to powers of attorney filed with Registrant's Registration Statement on Form N-1A filed on February 5, 1997.
                                                   /s/ Philip J. Collora
                                                   -------------------------
                                                   Philip J. Collora

                               INDEX TO EXHIBITS

 REFERENCE
 ---------
 99.B1(a)  Agreement and Declaration of Trust.*
 99.B1(b)  Written Instrument Amending the Agreement and Declaration of
           Trust.*
 99.B1(c)  Written Instrument Amending the Agreement and Declaration of
           Trust.*
 99.B2     By-Laws.
 99.B3     Inapplicable.
 99.B4     Text of Share Certificate.
 99.B5     Investment Management Agreement.
 99.B6     Underwriting Agreement.
 99.B7     Inapplicable.
 99.B8     Custody Agreement.
 99.B9     Agency Agreement.
 99.B10(a) Legal Opinion and Consent of Vedder, Price, Kaufman &
           Kammholz.
 99.B10(b) Legal Opinion and Consent of Ropes & Gray.
 99.B11    Report and Consent of Independent Auditors.
 99.B12    Inapplicable.
 99.B13    Subscription Agreement.
 99.B14    Inapplicable.
 99.B15    Inapplicable.
 99.B16    Inapplicable.
 99.B18    Inapplicable.
 99.B24    Powers of Attorney.*
 27        Inapplicable.

--------

*Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 5, 1997.